Income Taxes - Summary of Unrecognized Deductible Temporary Differences (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Property, plant and equipment	$ 39,179	$ 0
Intangible assets	0	183
Share issue costs	21,470	24,691
Investments	4,196	18,748
Lease liabilities	75,217	165,252
Financial obligations and other	3,917	3,917
Inventory and biological assets	37,400	0
Non-capital losses & scientific research and experimental development	912,200	986,422
Capital losses and equity-accounted investees	119,078	0
Unrecognized deductible temporary differences	$ 1,212,657	$ 1,199,213